                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
PREFERRED STOCK - 0.9%
INSURANCE BROKERS - 0.9%
Woodbourne Pass-Thru Trust (1)                                   8   $   804,250
                                                                     -----------
TOTAL PREFERRED STOCK
   (cost $803,864)                                                       804,250
                                                                     -----------
CORPORATE BONDS - 25.0%
AIRLINES - 0.5%
Southwest Airlines Company, 7.875% - 2007               $  450,000       464,539
                                                                     -----------
AUTOMOTIVE - 0.4%
Ford Motor Credit Company, 6.50% - 2007                 $  300,000       298,852
General Motors Acceptance Corporation,
   6.311% - 2007                                        $   59,000        55,110
                                                                     -----------
                                                                         353,962
                                                                     -----------
BANKING - 3.6%
BCH Cayman Islands, Ltd., 7.70% - 2006                  $  300,000       301,993
BOI Capital Funding II, 5.571% - 2016 (1)               $  350,000       335,150
BankBoston Capital Trust, 5.46% - 2028 (2)              $  700,000       676,465
Chase Capital III, 5.37% - 2027 (2)                     $  700,000       669,645
Danske Bank A/S, 7.40% - 2010 (1, 2)                    $  475,000       487,537
RaboBank Capital Fund II, 5.26% - 2013 (1)              $  700,000       672,828
US Central Credit Union, 2.70% - 2009                   $  206,818       196,210
                                                                     -----------
                                                                       3,339,828
                                                                     -----------
BROKERAGE - 0.7%
Credit Suisse First Boston USA, 6.125% - 2011           $  300,000       308,160
Legg Mason, Inc., 6.75% - 2008                          $  350,000       360,030
                                                                     -----------
                                                                         668,190
                                                                     -----------
BUILDING MATERIALS - 0.3%
CRH America, Inc., 6.95% - 2012                         $  300,000       317,749
                                                                     -----------
CHEMICALS - 0.4%
PPG Industries, Inc., 7.40% - 2019                      $  350,000       390,153
                                                                     -----------
CONSUMER NONCYCLICAL - OTHER - 0.4%
Johnson Controls, Inc., 4.875% - 2013                   $  350,000       330,328
                                                                     -----------
DIVERSIFIED MANUFACTURING - 0.3%
General Electric Company, 5.00% - 2013                  $  300,000       291,810
                                                                     -----------
ELECTRIC - 2.0%
Arizona Public Service Company:
   6.375% - 2011                                        $  300,000       305,557
   4.65% - 2015                                         $  750,000       676,158
Cincinnati Gas & Electric Company, 5.70% - 2012         $  300,000       298,839
Kansas Gas & Electric, 5.647% - 2021                    $  300,000       286,494

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Oncor Electric Delivery Company, 6.375% - 2015          $  300,000   $   309,579
                                                                     -----------
                                                                       1,876,627
                                                                     -----------
ENERGY - INDEPENDENT - 0.7%
Devon Financing Corporation, ULC, 6.875% - 2011            300,000       318,068
Pancanadian Petroleum, 6.30% - 2011                        350,000       362,738
                                                                     -----------
                                                                         680,806
                                                                     -----------
ENERGY - INTEGRATED - 0.4%
Conoco, Inc., 6.95% - 2029                                 350,000       395,952
                                                                     -----------
FINANCIAL - OTHER - 2.1%
Bank of America Corporation, 7.80% - 2010                  300,000       324,393
Berkshire Hathaway, 4.75% - 2012                         1,000,000       964,854
Willis Group North America, Inc., 5.625% - 2015            700,000       681,943
                                                                     -----------
                                                                       1,971,190
                                                                     -----------
FINANCIAL COMPANIES - CAPTIVE - 1.4%
CIT Group Company of Canada, 4.65% - 2010                1,000,000       965,541
General Motors Acceptance Corporation,
   6.125% - 2006                                           300,000       298,616
                                                                     -----------
                                                                       1,264,157
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.0%
Capital One Financial, 4.738% - 2007                       350,000       347,359
Countrywide Capital, 8.00% - 2026                          300,000       304,225
SLM Corporation, 5.05% - 2014                              325,000       309,385
                                                                     -----------
                                                                         960,969
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
General Electric Capital Corporation, 5.875% - 2012        300,000       306,484
                                                                     -----------
HEALTH CARE - 0.3%
Anthem, Inc., 6.80% - 2012                                 300,000       318,734
                                                                     -----------
HOME CONSTRUCTION - 0.7%
KB Home, 6.25% - 2015                                      650,000       607,169
                                                                     -----------
INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                            325,000       330,217
                                                                     -----------
INSURANCE - LIFE - 1.0%
AIG Sunamerica Global Financing X, 6.90% - 2032 (1)        700,000       770,507
Transamerica Capital II, 7.65% - 2026 (1)                  100,000       111,107
                                                                     -----------
                                                                         881,614
                                                                     -----------
INSURANCE - PROPERTY & CASUALTY - 1.3%
Liberty Mutual Group, 5.75% - 2014 (1)                     750,000       729,065
Nationwide Mutual Insurance Company, 8.25% - 2031 (1)      400,000       475,417
                                                                     -----------
                                                                       1,204,482
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE - 0.6%
Jones Intercable, Inc., 7.625% - 2008                   $  275,000   $   285,763
Lenfest Communications, Inc., 10.50% - 2006                250,000       252,082
                                                                     -----------
                                                                         537,845
                                                                     -----------
PHARMACEUTICALS - 1.1%
Eli Lilly & Company, 7.125% - 2025                         300,000       343,878
Teva Pharmaceutical Finance, LLC., 5.55% - 2016            700,000       675,200
                                                                     -----------
                                                                       1,019,078
                                                                     -----------
PIPELINES - 0.7%
Consolidated Natural Gas Company, 6.625% - 2013            350,000       366,688
Express Pipeline LP, 6.47% - 2013 (1)                      241,600       240,390
                                                                     -----------
                                                                         607,078
                                                                     -----------
RAILROADS - 0.8%
Canadian National Railway Company, 6.25% - 2034            700,000       735,243
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership, 5.15% - 2011                700,000       678,502
                                                                     -----------
SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008* (3, 4)             25,000            --
                                                                     -----------
TECHNOLOGY - 1.5%
Oracle Corporation, 5.00% - 2011 (1)                       700,000       683,686
Pitney Bowes, Inc., 5.875% - 2006                          350,000       350,103
Science Applications International Corporation,
   7.125% - 2032                                           300,000       332,977
                                                                     -----------
                                                                       1,366,766
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 1.0%
America Movil S.A. de C.V., 5.50% - 2014                   250,000       239,598
Nextel Communications, 6.875 - 2013                        700,000       722,242
                                                                     -----------
                                                                         961,840
                                                                     -----------
TRANSPORTATION SERVICES - 0.4%
TTX Company, 4.90% - 2015 (1)                              350,000       329,472
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $23,354,090)                                                 23,190,784
                                                                     -----------
MORTGAGE BACKED  SECURITIES - 47.0%
U.S. GOVERNMENT SPONSORED AGENCIES - 42.4%
Federal Home Loan Mortgage Corporation:
   #E01378, 5.00% - 2018                                 1,703,496     1,664,444
   #E01488, 5.00% - 2018                                 1,311,878     1,281,217
   #E01538, 5.00% - 2018                                 1,346,466     1,314,813
   #C44050, 7.00% - 2030                                    28,792        29,653
   #C01172, 6.50% - 2031                                    47,357        48,275
   #C01210, 6.50% - 2031                                    55,626        56,858
   #C50964, 6.50% - 2031                                    49,052        50,002

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corporation
   (continued):
   #C50967, 6.50% - 2031                                $   19,197   $    19,623
   #C01277, 7.00% - 2031                                    95,288        98,077
   #C01292, 6.00% - 2032                                   229,099       229,549
   #C62801, 6.00% - 2032                                   115,094       115,320
   #C01287, 6.50% - 2032                                   154,894       157,895
   #C76358, 5.00% - 2033                                 1,285,981     1,227,540
   #C78238, 5.50% - 2033                                 1,236,679     1,209,839
   #A16943, 6.00% - 2033                                   901,460       902,502
   #G08014, 5.00% - 2034                                 1,729,084     1,648,211
   #G08015, 5.50% - 2034                                 1,588,419     1,553,239
   #A17903, 6.00% - 2034                                 1,084,146     1,085,471
   #1B2544, 5.289% - 2036 (2)                            2,250,000     2,221,277
   #G02109, 6.00% - 2036                                 1,993,872     1,995,174

Federal National Mortgage Association:
   #254473, 5.50% - 2017                                 1,355,659     1,348,810
   #720714, 4.50% - 2018                                 1,363,241     1,306,139
   #555549, 5.00% - 2018                                 1,621,057     1,580,516
   #750465, 5.00% - 2018                                 1,332,478     1,301,705
   FNR 2005-46 TW, 5.00% - 2018                          1,800,000     1,743,334
   #780952, 4.00% - 2019                                 1,720,969     1,611,442
   FNR 1990-108 G, 7.00% - 2020                             52,419        53,217
   FNR 2005-24 AH, 5.00% - 2029                          1,977,087     1,938,912
   #252806, 7.50% - 2029                                    38,456        40,223
   #252874, 7.50% - 2029                                    33,511        35,051
   #535277, 7.00% - 2030                                    28,949        29,814
   #190307, 8.00% - 2030                                    19,919        21,250
   #253356, 8.00% - 2030                                    23,520        25,092
   #541735, 8.00% - 2030                                    22,048        23,522
   #585348, 6.50% - 2031                                    40,974        41,806
   #254477, 5.50% - 2032                                   531,343       518,724
   #254198, 6.00% - 2032                                   319,205       319,204
   #254377, 6.00% - 2032                                   438,585       438,996
   #666750, 6.00% - 2032                                   455,053       455,052
   #254346, 6.50% - 2032                                   153,296       156,410
   #545691, 6.50% - 2032                                   205,154       209,321
   #659790, 6.50% - 2032                                   186,212       190,385
   #640008, 7.00% - 2032                                    88,475        91,120
   #702879, 5.00% - 2033                                 1,311,111     1,251,725
   #709805, 5.00% - 2033                                 1,157,168     1,104,756
   #688328, 5.50% - 2033                                   968,679       947,435
   #689108, 5.50% - 2033                                   609,058       595,955
   #709748, 5.50% - 2033                                 1,253,811     1,226,837
   #713971, 5.50% - 2033                                 1,133,351     1,108,496
   #754903, 5.50% - 2033                                   803,097       779,172
   #725033, 6.00% - 2034                                   691,893       692,263
   #255554, 5.50% - 2035                                 1,308,515     1,279,147
                                                                     -----------
                                                                      39,374,810
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES - 1.1%
Government National Mortgage Association:
   #313107, 7.00% - 2022                                $   77,499   $    80,798
   #328618, 7.00% - 2022                                    18,430        19,215
   #352022, 7.00% - 2023                                    42,906        44,732
   #369303, 7.00% - 2023                                    63,291        65,985
   #347017, 7.00% - 2024                                    42,315        44,116
   #371006, 7.00% - 2024                                    23,016        23,996
   #371012, 7.00% - 2024                                    35,634        37,151
   #780454, 7.00% - 2026                                    53,258        55,525
   #464356, 6.50% - 2028                                    33,646        34,878
   #462680, 7.00% - 2028                                    34,575        36,046
   #518436, 7.25% - 2029                                    28,912        30,118
   #491492, 7.50% - 2029                                    22,702        23,810
   #510704, 7.50% - 2029                                    40,349        42,319
   #781079, 7.50% - 2029                                    17,996        18,874
   #479229, 8.00% - 2030                                    17,600        18,795
   #479232, 8.00% - 2030                                    12,952        13,831
   #508342, 8.00% - 2030                                    36,657        39,145
   #538285, 6.50% - 2031                                    51,469        53,354
   #564472, 6.50% - 2031                                   139,354       144,520
   #552324, 6.50% - 2032                                    95,157        98,642
   II #1260, 7.00% - 2023                                    7,590         7,852
   II #1849, 8.50% - 2024                                    6,882         7,368
   II #2320, 7.00% - 2026                                   15,909        16,457
   II #2270, 8.00% - 2026                                   15,221        16,178
   II #2445, 8.00% - 2027                                   17,654        18,764
   II #2689, 6.50% - 2028                                   24,669        25,310
   II #2616, 7.00% - 2028                                   23,662        24,477
   II #2909, 8.00% - 2030                                   20,956        22,273
                                                                     -----------
                                                                       1,064,529
                                                                     -----------
NON-AGENCY SECURITIES - 3.5%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2029                                 1,500,000     1,519,580
   1998-1B, 6.56% - 2030                                   225,000       230,101
Credit-Based Asset Servicing & Securitization,
   2004-CB5 AV2, 5.078% - 2035 (2)                       1,500,000     1,502,893
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006 (3, 4)                                      41,110            --
                                                                     -----------
                                                                       3,252,574
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $44,914,064)                                                 43,691,913
                                                                     -----------
U.S. SPONSORED AGENCY BONDS & NOTES - 7.9%
Federal Home Loan Bank,
   6.375% - 08-15-06                                       800,000       803,867
Federal Home Loan Mortgage Corporation,
   2.85% - 2007                                          2,000,000     1,960,634

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
U.S. SPONSORED AGENCY BONDS & NOTES (CONTINUED)
Federal National Mortgage Association:
   4.00% - 2007                                         $2,000,000   $ 1,974,258
   6.00% - 2008                                            400,000       407,391
   6.625% - 2030                                           250,000       293,318
   7.125% - 2030                                         1,000,000     1,238,707
Financing Corporation,
   9.65% - 2018                                            500,000       693,325
                                                                     -----------
TOTAL U.S. SPONSORED AGENCY BONDS & NOTES
   (cost $7,099,958)                                                   7,371,500
                                                                     -----------
U.S. Government Securities - 12.3%
U.S. Treasury Bond:
   4.25% - 2015                                            125,000       119,077
   4.50% - 2015                                          2,950,000     2,862,653
   5.375% - 2031                                         1,800,000     1,894,781
U.S. Treasury Note:
   4.50% - 2010                                            250,000       246,641
   4.50% - 2016                                          6,475,000     6,297,443
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $11,736,606)                                                 11,420,595
                                                                     -----------
COMMERCIAL PAPER - 3.8%
BROKERAGE - 3.8%
Goldman Sachs Group, Inc.:
   4.78%, 04-04-06                                       1,500,000     1,499,402
   4.80%, 04-05-06                                       1,000,000       999,467
Merrill Lynch & Company, Inc., 4.68%, 04-03-06           1,000,000       999,738
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $3,498,607)                                                   3,498,607
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 1.6%
FINANCIAL COMPANIES - SECURITIES - 1.6%
Asset One Securitization, 4.69%, 04-06-06                1,500,000     1,499,000
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $1,499,000)                                                   1,499,000
                                                                     -----------
REPURCHASE AGREEMENT - 0.9%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $830,302 (Collateralized by FHLMC, 4.35%,
   06-02-08 with a value of $847,161)                      830,000       830,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $830,000)                                                       830,000
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                                        MARKET
                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS - 99.4%
   (cost $93,736,189)                                                $92,306,649
CASH & OTHER ASSETS, LESS LIABILITIES - 0.6%                             544,465
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $92,851,114
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $94,856,311. For federal income tax purposes, the net unrealized depreciation on investments amounted to $2,549,662, which consisted of $830,312 of aggregate gross unrealized appreciation, and $3,379,974 of aggregate gross unrealized depreciation.

*    Non-income producing security.

(1) Security is a 144A security. The total market value of 144A securities is $5,639,409 (cost $5,700,777), or 6.1% of total net assets.

(2)  Variable rate security. Rate indicated is rate effective March 31, 2006.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $0 (cost $66,022), or 0.0% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                           NUMBER       MARKET
                                                          OF SHARES      VALUE
                                                         ----------   ----------
CONVERTIBLE BONDS - 1.6%
AUTOMOTIVE - 0.6%
Sonic Automotive, Inc., 5.25% - 2009                     $  350,000   $  344,313
                                                                      ----------
MEDIA - CABLE - 0.6%
Mediacom Communications Corporation, 5.25% - 2006        $  325,000      323,375
                                                                      ----------
TELECOMMUNICATIONS-WIRELESS - 0.4%
Nextel Communications, 5.25% - 2010                      $  250,000      250,000
                                                                      ----------
TOTAL CONVERTIBLE BONDS
   (cost $905,381)                                                       917,688
                                                                      ----------
COMMON STOCKS - 0.9%
MARINE - 0.4%
Double Hull Tankers, Inc.                                    15,000      198,750
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
HomeBanc Corporation                                         20,000      175,800
Opteum, Inc.                                                 15,250      130,540
                                                                      ----------
                                                                         306,340
                                                                      ----------
TOTAL COMMON STOCKS
   (cost $553,305)                                                       505,090
                                                                      ----------
CORPORATE BONDS - 82.4%
AEROSPACE & DEFENSE - 6.3%
Bombardier, Inc., 6.75% - 2012(4)                        $  675,000      644,625
DRS Technologies, Inc., 2% - 2026(4)                     $  975,000    1,028,625
Esterline Technologies Corporation, 7.75% - 2013(4)      $  350,000      359,625
L-3 Communications Corporation, 7.625% - 2012            $  825,000      851,812
Sequa Corporation, 9.00% - 2009                          $  125,000      133,750
Vought Aircraft Industries, Inc., 8.00% - 2011           $  600,000      564,000
                                                                      ----------
                                                                       3,582,437
                                                                      ----------
AIRLINES - 3.6%
American Commercial Lines, Inc., 9.50% - 2015            $  178,000      195,800
Continental Airlines, Inc., 8.312% - 2011                $  469,688      451,311
Delta Air Lines:
   7.92% - 2010                                          $  550,000      508,750
   7.711% - 2011                                         $  225,000      202,500
Evergreen International Aviation, 12.00% - 2010          $  675,000      675,844
Pegasus Aviation Lease Securitization,
   2000-1 D1, 8.42% - 2030(3, 5)                         $  244,615           --
                                                                      ----------
                                                                       2,034,205
                                                                      ----------
AUTOMOTIVE - 6.2%
Allied Holdings, Inc., 8.625% - 2007(3)                  $  225,000      163,125
General Motors Acceptance Corporation:
   6.75% - 2014                                          $  350,000      315,072
   8.00% - 2031                                          $  750,000      708,826
Group 1 Automotive, Inc., 8.25% - 2013                   $  450,000      454,500
Mark IV Industries, Inc., 7.50% - 2007                   $1,450,000    1,348,500

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
AUTOMOTIVE (CONTINUED)
Sonic Automotive, Inc., 8.625% - 2013                     $400,000    $  400,000
TRW Automotive, Inc., 9.375% - 2013                        134,000       144,888
                                                                      ----------
                                                                       3,534,911
                                                                      ----------
BANKING - 2.5%
Cardtronics, Inc., 9.25% - 2013(4)                         600,000       600,000
Doral Financial Corporation, 5.431% - 2007(2)              600,000       567,155
E*Trade Financial Corporation, 8.00% - 2011                200,000       207,750
FCB/NC Capital Trust I, 8.05% - 2028                        50,000        53,319
                                                                      ----------
                                                                       1,428,224
                                                                      ----------
BUILDING MATERIALS - 1.1%
Building Materials Corporation:
   8.00% - 2007                                            450,000       459,562
   8.00% - 2008                                            175,000       179,594
                                                                      ----------
                                                                         639,156
                                                                      ----------
CHEMICALS - 0.4%
United Agri Products, 8.25% - 2011                         226,000       235,040
                                                                      ----------
CONSTRUCTION MACHINERY - 1.3%
Case New Holland, 9.25% - 2011                             350,000       373,625
United Rentals NA, Inc., 7.00% - 2014                      375,000       360,938
                                                                      ----------
                                                                         734,563
                                                                      ----------
CONSUMER PRODUCTS - 0.8%
Del Laboratories, Inc., 8.00% - 2012                       425,000       344,250
WH Holdings/ WH Capital, 9.50% - 2011                       90,000        97,200
                                                                      ----------
                                                                         441,450
                                                                      ----------
ELECTRIC - 3.3%
AES Corporation, 9.50% - 2009                              750,000       808,125
CMS Energy Corporation, 7.50% - 2009                       175,000       180,031
East Coast Power LLC:
   6.737% - 2008                                            20,193        20,282
   7.066%-2012                                              56,347        57,273
Edison Mission Energy, 10.00% - 2008                       450,000       481,500
Reliant Energy, Inc., 6.75% - 2014                         350,000       308,875
                                                                      ----------
                                                                       1,856,086
                                                                      ----------
ENERGY - INDEPENDENT - 1.8%
El Paso Production Holding Company, 7.75% - 2013           250,000       259,062
Magnum Hunter Resources, Inc., 9.60% - 2012                532,000       570,570
Range Resources Corporation, 7.375% - 2013                 175,000       181,125
                                                                      ----------
                                                                       1,010,757
                                                                      ----------
ENERGY - INTEGRATED - 0.1%
Petrobras International Finance Company, 9.00% -
   2008(1)                                                  75,000        84,000
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc., 9.875% - 2012                   $  200,000   $  197,000
Blockbuster, Inc., 10.00% - 2012(1, 4)                      500,000      437,500
Speedway Motorsports, INC., 6.75% - 2013                    250,000      250,000
                                                                      ----------
                                                                         884,500
                                                                      ----------
ENVIRONMENTAL - 1.1%
Allied Waste, 4.25% - 2034                                  400,000      371,000
Allied Waste North America, 8.875% - 2008                   150,000      157,500
Casella Waste Systems, Inc., 9.75% - 2013                   100,000      107,000
                                                                      ----------
                                                                         635,500
                                                                      ----------
FOOD & BEVERAGE - 3.3%
Canandaigua Brands, Inc., 8.625% - 2006                     241,000      243,410
Dean Foods Company, 8.15% - 2007                            650,000      663,000
Dole Foods Company, Inc.:
   7.25% - 2010                                             350,000      329,875
   8.875% - 2011                                             50,000       49,500
Harry & David Operations Corporation, 9.00% - 2013          250,000      238,750
Land O' Lakes, Inc., 8.75% - 2011                            43,000       44,881
Pilgrim's Pride Corporation, 9.625% - 2011                  300,000      312,750
                                                                      ----------
                                                                       1,882,166
                                                                      ----------
GAMING - 3.3%
American Casino & Entertainment, 7.85% - 2012               200,000      205,000
Galaxy Entertainment, 9.875 - 2012(4)                       150,000      156,188
Mandalay Resort Group, 6.50% - 2009                         200,000      199,750
MGM Mirage, Inc.:
   6.75% - 2012(4)                                          375,000      374,531
   6.75% - 2013(4)                                          500,000      497,500
Mohegan Tribal Gaming, 6.375% - 2009                        250,000      248,750
Station Casinos, Inc., 6.00% - 2012                         200,000      197,250
                                                                      ----------
                                                                       1,878,969
                                                                      ----------
HEALTH CARE - 3.0%
Coventry Health Care, Inc., 6.125% - 2015                   425,000      422,761
HCA, Inc., 6.375% - 2015                                    200,000      194,655
U.S. Oncology Holdings, Inc., 10.32% - 2015(2)            1,100,000    1,102,750
                                                                      ----------
                                                                       1,720,166
                                                                      ----------
INDUSTRIAL - OTHER - 3.6%
Anixter International, Inc., 5.95% - 2015                   250,000      231,988
Briggs & Stratton Corporation, 8.875% - 2011                375,000      414,375
Corrections Corporation of America, 7.50% - 2011             50,000       51,500
Iron Mountain, Inc., 8.25% - 2011                           250,000      252,500
Usec, Inc., 6.75% - 2009                                  1,125,000    1,108,125
                                                                      ----------
                                                                       2,058,488
                                                                      ----------
INSURANCE - LIFE - 0.1%
Genamerica Capital, Inc., 8.525% - 2027(4)                   75,000       80,301
                                                                      ----------
INSURANCE - PROPERTY & Casualty - 1.6%
Fairfax Financial Holdings, 7.75% - 2012                  1,050,000      924,000
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                            MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
LODGING - 1.3%
Meristar Hospitality Corporation, 9.00% - 2008           $  575,000   $  609,500
Starwood Hotels & Resorts, 7.375% - 2007(1)                 150,000      152,625
                                                                      ----------
                                                                         762,125
                                                                      ----------
MEDIA - CABLE - 2.4%
Block Communications, Inc., 8.25% - 2015(4)                 350,000      343,000
Cablevision Systems Corporation, 8.716% - 2009(2)           500,000      524,375
Coleman Cable, Inc., 9.875% - 2012                          100,000       90,000
CSC Holdings, Inc.:
   7.25% - 2008                                             125,000      126,250
   6.75% - 2012(4)                                          175,000      171,062
Shaw Communications, Inc., 7.25% - 2011                     125,000      129,063
                                                                      ----------
                                                                       1,383,750
                                                                      ----------
MEDIA - NONCABLE - 1.9%
Intelsat, Ltd., 7.625% - 2012                             1,125,000      928,125
RH Donnelley Finance Corporation, 10.875% - 2012            125,000      138,594
                                                                      ----------
                                                                       1,066,719
                                                                      ----------
METALS & MINING - 4.4%
AK Steel Corporation, 7.875% - 2009                         775,000      778,875
Asarco, Inc., 7.875% - 2013(3)                              100,000       72,000
Asia Aluminum Holdings, 8.00% - 2011(4)                     200,000      189,000
Bulong Operations, 12.50% - 2008(3, 5)                       75,000           --
GrafTech International, Ltd., 1.625% - 2024                 950,000      675,688
Imco Recycling, Inc., 10.375% - 2010                        350,000      385,875
Noble Group, Ltd., 6.625% - 2015(4)                         450,000      397,779
                                                                      ----------
                                                                       2,499,217
                                                                      ----------
OIL FIELD SERVICES - 2.8%
Hanover Compressor Company, 9.00% - 2014                    100,000      107,500
Hilcorp Energy/Finance, 10.50% - 2010(4)                  1,046,000    1,151,907
Parker Drilling Company, 9.57% - 2010(2)                    325,000      334,750
                                                                      ----------
                                                                       1,594,157
                                                                      ----------
PACKAGING - 3.6%
Ball Corporation, 6.875% - 2012                             500,000      511,250
Owens-Brockway Glass Containers, 7.75% - 2011                50,000       52,125
Owens-Illinois, Inc., 8.10% - 2007                          675,000      686,813
Solo Cup Company, 8.50% - 2014                              825,000      775,500
                                                                      ----------
                                                                       2,025,688
                                                                      ----------
PAPER - 2.1%
Sino-Forest Corporation, 9.125% - 2011(4)                   375,000      403,125
Smurfit-Stone Container, 9.75% - 2011                       750,000      770,625
                                                                      ----------
                                                                       1,173,750
                                                                      ----------
PHARMACEUTICALS - 0.4%
Elan Financial Corporation, 7.75% - 2011                    250,000      236,875
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
PIPELINES - 2.5%
Copano Energy LLC, 8.125% - 2016(4)                      $  100,000   $  103,500
Northwest Pipelines Corporation, 8.125% - 2010              100,000      105,500
Sonat, Inc., 7.625% - 2011                                  450,000      463,500
TransMontaigne, Inc., 9.125% - 2010                         700,000      743,750
                                                                      ----------
                                                                       1,416,250
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
AMR Real Estate Partners, 8.125% - 2012                     200,000      205,500
American Real Estate Partners, 7.125% - 2013                350,000      344,750
                                                                      ----------
                                                                         550,250
                                                                      ----------
REFINING - 0.3%
Frontier Oil Corporation, 6.625% - 2011                     200,000      199,500
                                                                      ----------
RETAILERS - 0.7%
Ames Department Stores, Inc., 10.00% - 2006(3, 5)           200,000           --
GSC Holdings Corporation, 8.00% - 2012(4)                   375,000      372,187
                                                                      ----------
                                                                         372,187
                                                                      ----------
SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008(3, 5)               125,000           --
                                                                      ----------
SUPERMARKETS - 0.0%
Fleming Companies, Inc., 9.875% - 2012(3, 5)                100,000           --
                                                                      ----------
TECHNOLOGY - 2.7%
Telecordia Technologies, 10.00% - 2013(4)                   500,000      457,500
Worldspan LP/WS Fin Corporation, 10.999% - 2011(2)        1,275,000    1,102,875
                                                                      ----------
                                                                       1,560,375
                                                                      ----------
TELECOMMUNICATIONS - WIRELESS - 5.8%
American Cellular Corporation, 10.00% - 2011                525,000      569,625
Dobson Communications Corporation, 9.318% - 2012(2)         400,000      397,000
iPCS, Inc., 11.50% - 2012                                   500,000      570,000
Rural Cellular Corporation:
   9.75% - 2010                                             825,000      837,375
   10.043%- 2012(2, 4)                                      350,000      363,125
Ubiquitel Operating Company, 9.875% - 2011                  500,000      546,250
                                                                      ----------
                                                                       3,283,375
                                                                      ----------
TELECOMMUNICATIONS - WIRELINES - 3.0%
Exodus Communications, Inc., 11.625% - 2010(3, 5)           146,025           --
LCI International, Inc., 7.25% - 2007                     1,575,000    1,590,750
Qwest Corporation, 7.875% - 2011                            100,000      106,750
                                                                      ----------
                                                                       1,697,500
                                                                      ----------
TEXTILE - 1.1%
Invista, 9.25% - 2012(4)                                    250,000      267,500
Russell Corporation, 9.25% - 2010                           350,000      363,125
                                                                      ----------
                                                                         630,625
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION SERVICES - 1.5%
Overseas Shipholding Group, Inc., 8.25% - 2013          $  500,000   $   531,250
Stena AB:
   9.625% - 2012                                            75,000        81,750
   7.50% - 2013                                            250,000       246,875
                                                                     -----------
                                                                         859,875
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $47,570,182)                                                 46,957,137
                                                                     -----------
SENIOR FLOATING RATE INTERESTS(6) - 5.1%
HEALTH CARE - 1.7%
DaVita, Inc., Term Loan B - 2012(7)                        950,000       961,677
                                                                     -----------
UTILITIES - 3.4%
El Paso Corporation, Term Loan - 2009(7)                   950,000       961,611
NRG Energy, Inc. Term Loan B, 6.82% - 2013                 950,000       961,479
                                                                     -----------
                                                                       1,923,090
                                                                     -----------
TOTAL SENIOR FLOATING RATE INTERESTS
   (cost $2,892,381)                                                   2,884,767
                                                                     -----------
REPUCHASE AGREEMENT - 16.1%
United Missouri Bank, 4.36%, Dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $9,144,321 (Collateralized by FHLB,
   05-15-06 with a value of $9,324,034)                  9,141,000     9,141,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $9,141,000)                                                   9,141,000
                                                                     -----------
TOTAL INVESTMENTS - 106.1%
   (cost $61,062,249)                                                 60,405,682
LIABILITIES, LESS CASH & OTHER ASSETS - (6.1%)                        (3,487,286)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $56,918,396
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $60,692,158. For federal income tax purposes, the net unrealized depreciation on investments amounted to $286,476, which consisted of $1,490,188 of aggregate gross unrealized appreciation, and $1,776,664 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at March 31, 2006.

(2)  Variable rate security. Rate indicated is rate effective at March 31, 2006.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $235,125 (cost $876,550), or 0.4% of total net assets.

(4) Security is a 144A security. The total market value of 144A securities is $8,398,580 (cost $8,414,896), or 14.8% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(6) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower rapys cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2006.

(7) Senior loan purchased on a when-issued basis in the primary market. Certain detail associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMERCIAL PAPER - 0.8%
FINANCIAL COMPANIES - SECURITIES - 0.8%
Asset One Securitization, 4.85%, 04-03-06              $1,800,000   $  1,799,515
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $1,799,515)                                                   1,799,515
                                                                    ------------
PREFERRED STOCK - 1.3%
INSURANCE BROKERS - 1.3%
Woodboume Pass-Thru(3)                                         30      3,015,938
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $3,014,490)                                                   3,015,938
                                                                    ------------
CORPORATE BONDS - 53.9%
AUTOMOTIVE - 2.4%
Adesa, Inc., 7.625% - 2012                             $   17,000         17,382
Affinia Group, Inc., 9.00% - 2014                      $   30,000         25,800
Autonation, Inc., 9.00% - 2008                         $   23,000         24,840
Cooper-Standard Automotive, Inc., 8.375% - 2014        $   35,000         27,300
Dana Corporation, 7.00% - 2029                         $   37,000         27,935
Dura Operating Corporation, 8.625% - 2012              $   21,000         17,272
Ford Motor Company, 7.45% - 2031                       $    4,000          2,970
Ford Motor Credit Company, 7.25% - 2011                $   41,000         37,360
General Motors Acceptance Corporation:
   5.645% - 2006                                       $5,000,000      4,985,720
   5.62% - 2007(2)                                     $   36,000         35,265
   6.125% - 2007                                       $    9,000          8,729
   6.875% - 2011                                       $   12,000         11,185
   6.75% - 2014                                        $   26,000         23,405
   8.00% - 2031                                        $  124,000        117,193
Sonic Automotive, Inc., 8.625% - 2013                  $   23,000         23,000
TRW Automotive, Inc., 11.00% - 2013                    $   54,000         60,345
United Auto Group, Inc., 9.625% - 2012                 $   39,000         41,291
                                                                    ------------
                                                                       5,486,992
                                                                    ------------
BANKING - 4.3%
E*Trade Financial Corporation, 8.00% - 2011            $   25,000         25,969
HSBC Finance Corporation, 6.875% - 2007                $2,750,000      2,782,997
Republic NY Capital I, 7.75% - 2026                    $2,000,000      2,093,210
USB Capital IX, 6.189% - 2049(2)                       $3,000,000      2,973,549
Wachovia Capital Trust I, 5.80% - 2049                 $2,000,000      1,964,958
                                                                    ------------
                                                                       9,840,683
                                                                    ------------
BROKERAGE - 5.2%
Credit Suisse First Boston USA, 5.75% - 2007           $3,000,000      3,013,731
Goldman Sachs Group, Inc., 6.65% - 2009                $3,000,000      3,108,273
Merrill Lynch & Company, 4.25% - 2007                  $3,000,000      2,955,699
Morgan Stanley, 3.875% - 2009                          $3,000,000      2,886,474
                                                                    ------------
                                                                      11,964,177
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
BUILDING MATERIALS - 0.1%

Collins & Aikman Floor Cover, 9.75% - 2010             $  121,000   $    114,345
Dayton Superior Corporation, 10.75% - 2008                 28,000         28,525
Legrand S.A., 8.50% - 2025                                 20,000         24,500
                                                                    ------------
                                                                         167,370
                                                                    ------------
CHEMICALS - 0.1%
Geo Specialty Chemicals, 13.50% - 2009(2)                  29,000         25,230
Hercules, Inc., 6.75% - 2029                               21,000         20,580
Huntsman LLC, 11.625% - 2010                               45,000         50,963
IMC Global, Inc.:
   10.875% - 2013                                          30,000         34,350
   7.375% - 2018                                           18,000         18,180
Millennium America, Inc., 9.25% - 2008                     55,000         55,894
Omnova Solutions, Inc., 11.25% - 2010                      50,000         52,875
                                                                    ------------
                                                                         258,072
                                                                    ------------
CONSTRUCTION MACHINERY - 0.0%
Columbus McKinnon Corporation, 10.00% - 2010               16,000         17,600
H&E Equipment/Finance, 11.125% - 2012                      31,000         34,333
United Rentals NA, Inc., 7.00% - 2014                      44,000         42,350
                                                                    ------------
                                                                          94,283
                                                                    ------------
CONSUMER PRODUCTS - 0.0%
Jafra Cosmetics/Distribution, 10.75% - 2011                40,000         43,550
                                                                    ------------
DIVERSIFIED MANUFACTURING - 2.6%
Atlas Copco AB, 6.50% - 2008(3)                         3,000,000      3,058,818
Tyco International Group, 4.436% - 2007(3)              3,000,000      2,951,175
                                                                    ------------
                                                                       6,009,993
                                                                    ------------
ELECTRIC - 7.1%
AES Corporation, 8.75% - 2013(3)                           50,000         54,000
Allegheny Energy Supply, 8.25% - 2012(3)                   65,000         71,256
Ameren Corporation, 4.263% - 2007                       1,250,000      1,233,475
American Electric Power, 4.709% - 2007(1)               3,000,000      2,971,068
DPL, Inc., 6.875% - 2011                                   25,000         26,070
Dominion Resources, Inc., 4.125% - 2008                 2,800,000      2,730,395
FPL Group Capital, Inc., 5.551% - 2008                  3,000,000      3,005,292
Northwestern Corporation, 5.875% - 2014                    14,000         13,790
PSEG Energy Holdings:
   10.00% - 2009                                           53,000         58,698
   8.50% - 2011                                            34,000         36,635
Pacificorp Australia, 6.15% - 2008(3)                   3,000,000      3,039,738
Xcel Energy, Inc., 3.40% - 2008                         3,000,000      2,870,319
                                                                    ------------
                                                                      16,110,736
                                                                    ------------
ENERGY - INDEPENDENT - 0.1%
El Paso Production Holding Company, 7.75% - 2013           34,000         35,232
Newpark Resources, Inc., 8.625% - 2007                     40,000         40,000
Stone Energy Corporation, 8.25% - 2011                     57,000         57,285

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
ENERGY - INDEPENDENT (CONTINUED)
Whiting Petroleum Corporation:
   7.25% - 2012                                        $   10,000   $      9,963
   7.25% - 2013                                             4,000          3,990
                                                                    ------------
                                                                         146,470
                                                                    ------------
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc., 8.00% - 2014                      46,000         41,055
NCL Corporation, 10.625% - 2014                            21,000         21,735
Universal City Development, 11.75% - 2010                  44,000         48,510
                                                                    ------------
                                                                         111,300
                                                                    ------------
ENVIRONMENTAL - 0.1%
Allied Waste Industries, 9.25% - 2021                      20,000         20,850
Allied Waste North America:
   5.75% - 2011                                            50,000         47,625
   9.25% - 2012                                            37,000         39,914
                                                                    ------------
                                                                         108,389
                                                                    ------------
FINANCIAL - OTHER - 0.0%
AAC Group Holding Corporation, 0.00% - 2012(1)              5,000          3,875
PXRE Capital Trust I, 8.85% - 2027                         31,000         26,195
Triad Acquisition, 11.125% - 2013                          13,000         12,870
                                                                    ------------
                                                                          42,940
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 5.5%
Countrywide Home Loan, 3.25% - 2008                     3,000,000      2,870,766
MBNA Corporation, 4.625% - 2008                         3,675,000      3,620,107
Nelnet, Inc., 5.125% - 2010                             3,250,000      3,139,955
PHH Corporation, 6.00% - 2008                           3,000,000      3,020,946
                                                                    ------------
                                                                      12,651,774
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 2.6%
CIT Group, Inc., 5.75% - 2007                           2,000,000      2,012,120
Core Investment Grade Trust, 4.659% - 2007              4,000,000      3,952,000
                                                                    ------------
                                                                       5,964,120
                                                                    ------------
FOOD & BEVERAGE - 2.6%
Agrilink Foods, Inc., 11.875% - 2008                       24,000         24,480
Cadbury Schweppes US Finance, 3.875% - 2008(3)          3,000,000      2,892,735
Kraft Foods, Inc., 5.25% - 2007                         3,000,000      2,993,757
Pinnacle Foods Holding, 8.25% - 2013                       17,000         16,830
Swift & Company:
   10.125% - 2009                                          27,000         28,080
   12.50% - 2010                                           10,000         10,075
United Agri Products, 0.00% - 2012(1)                      26,000         23,270
Viskase Companies, Inc., 11.50% - 2011                     30,000         31,350
                                                                    ------------
                                                                       6,020,577
                                                                    ------------
GAMING - 0.2%
155 E Tropicana LLC, 8.75% - 2012                          25,000         24,687
Aztar Corporation, 7.875% - 2014                           41,000         44,382
Jacobs Entertainment, 11.875% - 2009                      108,000        114,480

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
GAMING (CONTINUED)
MGM Mirage, Inc., 9.75% - 2007                         $   25,000   $     26,031
MTR Gaming Group, 9.75% - 2010                             14,000         14,893
Park Place Entertainment:
   9.375% - 2007                                           22,000         22,687
   8.875% - 2008                                           21,000         22,470
Poster Financial Group, 8.75% - 2011                       34,000         35,785
Premier Entertainment Biloxi/Rnance, 10.75% - 2012         33,000         31,515
Resort International Hotel/Casino, 11.50% - 2009           32,000         35,120
Wheeling Island Gaming, 10.125% - 2009                     16,000         16,740
Wynn Las Vegas LLC, 6.625% - 2014                          32,000         31,080
                                                                    ------------
                                                                         419,870
                                                                    ------------
HEALTH CARE - 3.5%
Cigna Corporation, 7.40% - 2007                         3,000,000      3,057,435
Insight Health Services Corporation, 9.875% - 2011         13,000          7,150
Medtronic, Inc., 4.375% - 2010                          1,000,000        962,237
Tenet Healthcare Corporation:
   6.375% - 2011                                           12,000         10,830
   9.25% - 2015(3)                                         58,000         58,145
Wellpoint, Inc., 3.75% - 2007                           4,000,000      3,895,300
                                                                    ------------
                                                                       7,991,097
                                                                    ------------
HOME CONSTRUCTION - 1.1%
Beazer Homes USA:
   8.625% - 2011                                           22,000         22,990
   8.375% - 2012                                           27,000         28,046
Erico International Corporation, 8.875% - 2012             20,000         20,600
K. Hovnanian Enterprises, 8.875% - 2012                    31,000         32,395
Lennar Corporation, 5.125% - 2010(3)                    2,500,000      2,424,923
Schuler Homes, 10.50% - 2011                               37,000         39,313
                                                                    ------------
                                                                       2,568,267
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 2.0%
Atlantic Mutual Insurance Company, 8.15% -
   2028(3)                                                 59,000         35,094
Safeco Corporation, 4.20% - 2008                        1,500,000      1,466,160
TIG Holdings, Inc., 8.597% - 2027(3)                       34,000         25,500
Travelers Property Casualty, 3.75% - 2008               3,000,000      2,920,230
                                                                    ------------
                                                                       4,446,984
                                                                    ------------
LODGING - 0.0%
ITT Corporation, 7.375% - 2015                             25,000         27,000
                                                                    ------------
MEDIA - CABLE - 2.2%
CSC Holdings, Inc.:
   7.875% - 2007                                           41,000         41,820
   7.25% - 2008                                            17,000         17,170
Cablevision Systems Corporation, 8.716% - 2009(2)          22,000         23,072
Cox Enterprises, Inc., 4.375% - 2008(3)                 3,000,000      2,912,172
EchoStar DBS Corporation, 6.625% - 2014                    19,000         18,359
Insight Midwest/Insight Capital, 9.75% - 2009              20,000         20,600
Intelsat Bermuda, Ltd., 9.614% - 2012(2, 3)                22,000         22,358
Mediacom LLC/Capital Corporation, 9.50% - 2013             30,000         29,700

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE (CONTINUED)
Renaissance Media Group, 10.00% - 2008(1)              $   18,000   $     18,000
Shaw Communications, Inc., 8.25% - 2010                    54,000         57,375
Univision Communications, Inc., 3.50% - 2007            1,985,000      1,921,117
                                                                    ------------
                                                                       5,081,743
                                                                    ------------
MEDIA - NONCABLE - 0.2%
Cenveo Corporation, 7.875% - 2013                          33,000         32,257
Dex Media Finance/East LLC, 12.125% - 2012                 92,000        105,110
Primedia, Inc.:
   10.124% - 2010(2)                                       43,000         43,645
   8.875% - 2011                                           29,000         28,275
RH Donnelley Finance Corporation, 10.875% - 2012           27,000         29,936
Sinclair Broadcast Group:
   8.75% - 2011                                            76,000         79,895
   8.00% - 2012                                            10,000         10,200
                                                                    ------------
                                                                         329,318
                                                                    ------------
METALS & MINING - 0.1%
Ispat Inland ULC, 9.75% - 2014                             38,000         42,988
Neenah Corporation, 11.00% - 2010(3)                       51,000         56,610
Oregon Steel Mills, Inc., 10.00% - 2009                    21,000         22,260
Trimas Corporation, 9.875% - 2012                          40,000         36,600
United States Steel Corporation, 9.75% - 2010              41,000         44,280
                                                                    ------------
                                                                         202,738
                                                                    ------------
OIL FIELD SERVICES - 0.0%
Secunda International, Ltd., 12.60% - 2012(2)              21,000         22,470
                                                                    ------------
PAPER - 0.1%
Caraustar Industries, Inc., 9.875% - 2011                  18,000         18,922
Cascades, Inc., 7.25% - 2013                               39,000         36,660
Constar International, 8.124% - 2012(2, 3)                 15,000         14,494
Georgia-Pacific Corporation, 8.00% - 2024                  51,000         51,446
Tembec Industries, Inc.:
   8.625% - 2009                                           46,000         27,715
   8.50% - 2011                                            78,000         45,435
                                                                    ------------
                                                                         194,672
                                                                    ------------
PHARMACEUTICALS - 0.0%
Biovail Corporation, 7.875% - 2010                         33,000         33,660
                                                                    ------------
PIPELINES - 0.1%
Dynegy Holdings, Inc., 9.875% - 2010(3)                    40,000         43,993
Southern Natural Gas, 8.875% - 2010                        33,000         35,104
Williams Companies, Inc.:
   8.125% - 2012                                           53,000         56,909
   8.75% - 2032                                            24,000         28,080
                                                                    ------------
                                                                         164,086
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
RAILROADS - 1.4%
Kansas City Southern Railway Company:
   9.50% - 2008                                        $   59,000   $     62,983
   7.50% - 2009                                            20,000         20,300
TFM S.A. de C.V.:
   10.25% - 2007                                           58,000         60,610
   9.375% - 2012                                           35,000         38,500
   12.50% - 2012                                           19,000         21,280
TTX Company, 3.875% - 2008(3)                           3,000,000      2,900,229
                                                                    ------------
                                                                       3,103,902
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 8.2%
Archstone-Smith Operating Trust, 5.00% - 2007           2,630,000      2,615,745
BF Saul Reit, 7.50% - 2014                                 21,000         21,525
EOP Operating LP, 7.75% - 2007                          3,000,000      3,101,169
HRPT Properties Trust, 5.517% - 2011(2)                 5,000,000      5,001,835
iStar Financial, Inc., 4.875% - 2009                    3,000,000      2,945,265
Simon Property Group LP, 7.125% - 2007                  5,000,000      5,117,755
                                                                    ------------
                                                                      18,803,294
                                                                    ------------
RETAILERS - 0.1%
General Nutrition Center, 8.625% - 2011                     6,000          6,075
Gregg Appliances, Inc., 9.00% - 2013                       17,000         15,767
Harry & David Operations Corporation, 9.82% - 2012         12,000         11,790
Petro Stopping Center/Financial, 9.00% - 2012              34,000         34,170
Toys 'R Us, 7.375% - 2018                                  21,000         15,435
Vitro Envases Norteamrca, 10.75% - 2011(3)                  6,000          6,300
Woolworth Corporation, 8.50% - 2022                        25,000         26,500
                                                                    ------------
                                                                         116,037
                                                                    ------------
SERVICES - 0.0%
Allied Security Escrow, 11.375% - 2011                     22,000         20,900
Brickman Group, Ltd., 11.75% - 2009                        26,000         28,242
Cornell Company's, Inc., 10.75% - 2012                     30,000         31,500
                                                                    ------------
                                                                          80,642
                                                                    ------------
TECHNOLOGY - 0.1%
Activant Solutions, Inc.:
   10.054% - 2010(2, 3)                                    13,000         13,260
   10.53% - 2011                                           28,000         31,010
Lucent Technologies:
   7.25% - 2006                                            42,000         42,105
   6.45% - 2029                                            55,000         49,638
Nortel Networks Corporation, 6.875% - 2023                 31,000         28,365
Sanmina-SCI Corporation, 6.75% - 2013                      66,000         62,865
UGS Corporation, 10.00% - 2012                             30,000         33,000
                                                                    ------------
                                                                         260,243
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
AirGate PCS, Inc., 8.35% - 2011(2)                         50,000         51,687
AxtelSA, 11.00% - 2013                                     13,000         14,755
Millicom International, 10.00% - 2013                      42,000         46,515
Nextel Communications, 7.375% - 2015                       65,000         68,168

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELESS (CONTINUED)
Nextel Partners, Inc., 8.125% - 2011                   $   27,000   $     28,553
Securus Technologies, Inc., 11.00% - 2011                  18,000         15,480
Telus Corporation, 7.50% - 2007                         3,465,000      3,543,299
                                                                    ------------
                                                                       3,768,457
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation:
   9.05% - 2011(1)                                         37,000         39,997
   9.75% - 2031(1)                                         37,000         44,180
Cincinnati Bell, Inc.:
   7.25% - 2013                                             9,000          9,247
   8.375% - 2014                                           71,000         72,154
Eircom Funding, 8.25% - 2013                               28,000         30,135
Qwest Corporation, 8.16% - 2013(2)                         10,000         11,000
U.S. West Communications, 7.25% - 2025                     42,000         43,050
                                                                    ------------
                                                                         249,763
                                                                    ------------
TEXTILE - 0.0%
Avondale Mills, Inc., 11.50% - 2012(2, 3, 4)               15,000         11,100
                                                                    ------------
TOBACCO - 0.0%
Alliance One International, Inc., 11.00% - 2012            21,000         20,160
                                                                    ------------
TRANSPORTATION SERVICES - 0.0%
Ship Finance International, Ltd., 8.50% - 2013             46,000         43,240
Stena AB, 9.625% - 2012                                    20,000         21,800
                                                                    ------------
                                                                          65,040
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $125,087,232)                                               122,981,969
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 4.2%
U.S. Treasury Bond, 4.50% - 2015                          490,000        475,492
U.S. Treasury Note:
   4.50% - 2010                                         5,000,000      4,932,810
   4.50% - 2016                                         4,370,000      4,250,166
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $9,825,433)                                                   9,658,468
                                                                    ------------
MORTGAGE BACKED SECURITIES - 13.6%
U.S. GOVERNMENT SPONSORED AGENCIES - 5.0%
Federal Home Loan Mortgage Corporation,
   #1B2544, 5.289% - 2036(2)                            3,238,758      3,197,412
Federal National Mortgage Assocation,
   FNR 2003-23 AD, 4.50% - 2017                         4,460,612      4,351,626
Government National Mortgage Association,
   2005-79A, 3.998% - 2033                              3,973,224      3,829,226
                                                                    ------------
                                                                      11,378,264
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
NON-AGENCY SECURITIES - 8.6%
Chase Mortgage Finance Corporation,
   2005-A1 2A2, 5.252% - 2035(2)                       $4,725,881   $  4,680,035
JP Morgan Mortgage Trust:
   2004-A5 4A2, 4.85% - 2034                            4,402,293      4,329,104
   2005-A6 2A2, 4.98% - 2035(2)                         6,191,645      6,118,513
Washington Mutual, 2005-AR16 1A1,
   5.121% - 2035(2)                                     4,621,314      4,574,008
                                                                    ------------
                                                                      19,701,660
                                                                    ------------
TOTAI MORTGAGE BACKED SECURITIES
   (cost $31,413,324)                                                 31,079,924
                                                                    ------------
ASSET BACKED SECURITIES - 25.4%
HOME EQUITY LOANS - 23.1%
Ameriquest Mortgage Securities, Inc.,
   2005-R7 A2C, 5.078% - 2035(2)                        5,000,000      5,007,105
Asset Backed Securities Corporation,
   2005-HE6 M1, 5.308% - 2035(2)                        5,000,000      5,017,136
Credit-Based Asset Servicing & Securitization:
   2005-CB5 AV2, 5.078% - 2035(2)                       5,202,000      5,212,032
   2004-CB4 A4, 5.497% - 2035                           7,300,000      7,278,419
Fremont Home Loan Trust, 2005-2 2A2, 5.068% -
   2035(2)                                              5,150,000      5,152,464
Haborview Mortgage Loan Trust,
   2005-9 2A1A, 5.116% - 2035(2)                        3,579,749      3,585,823
Master Adjustable Rate Mortgage Trust,
   2003-5 4A1, 4.475% - 2033(2)                         3,493,295      3,437,255
Option One Mortgage Loan Trust,
   2005-3 A4, 5.068% - 2035(2)                          3,000,000      3,002,811
Residential Asset Mortgage Products, Inc.,
   2005-RS7 A2, 5.088% - 2035(2)                        5,000,000      5,007,135
Residential Asset Securities Corporation,
   2005-KS7 A2, 5.048% - 2035(2)                        6,000,000      6,003,740
Structured Asset Investment Loan Trust,
   2005-HE3 A2, 5.068% - 2035(2)                        4,000,000      4,002,913
                                                                    ------------
                                                                      52,706,833
                                                                    ------------
OTHER - 2.3%
Countrywide Alternative Loan Trust,
   2005-30CB 1A8, 5.118% - 2035(2)                      5,295,898      5,274,232
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (cost $58,105,447)                                                 57,981,065
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $514,187 (Collateralized by FHLMC,
   4.35%, 06-02-08 with a vlaue of
   $524,481)                                              514,000        514,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $514,000)                                                       514,000
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
               SECURITY INCOME FUND - CAPITAL PRESERVATION SERIES

                                                                       MARKET
                                                                        VALUE
                                                                    ------------
TOTAL INVESTMENTS - 99.4%
   (cost $229,759,441)                                              $227,030,879
CASH & OTHER ASSETS, LESS LIABILITIES - 0.6%                           1,324,547
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $228,355,426
                                                                    ============

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized depreciation on investments amounted to $2,728,562, which consisted of $108,710 of aggregate gross unrealized appreciation, and $2,837,272 of aggregate gross unrealized depreciation.

(1) Security is a step bond. Rate indicated is rate effective at March 31, 2006.

(2)  Variable rate security. Rate indicated is rate effective at March 31, 2006.

(3) Security is a 144A security. The total market value of 144A securities is $23,607,837 (cost $24,104,722), or 10.3% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $11,100, or 0.0% of total net assets.

     SECURITY VALUATION - valuations or the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR FLOATING RATE INTERESTS(3) - 97.9%
AEROSPACE & Defense - 7.4%
DynCorp International, Term Loan B, 7.625% - 2011       $  992,500   $ 1,004,492
GenCorp, Inc., Pre LC, 8.069% - 2010                       997,475     1,006,203
Hertz Corporation:
   Pre Syn LC, 7.18% - 2012                                111,111       112,543
   Term Loan, 6.98% - 2012                                 756,770       766,521
IAP Worldwide Services, Inc.,
   Term Loan - 2nd Lien, 13.00% - 2013                   1,000,000     1,021,250
ILC Industries, Inc.,
   Term Loan - 2nd Lien, 10.729% - 2012                  1,000,000     1,016,250
K & F Industries, Inc., Term Loan, 7.008% - 2012           912,500       923,906
Mid-Western Aircraft Systems, Term Loan B, 6.85% -
   2011                                                    992,500     1,007,139
Standard Aero Holdings, Inc.,
   Term Loan B, 7.004% - 2012                            1,153,846     1,151,683
                                                                     -----------
                                                                       8,009,987
                                                                     -----------
AUTOMOTIVE - 0.9%
AxleTech International Holdings, Inc.,
   Term Loan C - 2nd Lien, 11.19% - 2013                 1,000,000     1,005,000
                                                                     -----------
BEVERAGE & TOBACCO - 0.7%
Constellation Brands, Inc., Term Loan B, 6.169% -
   2011                                                    782,778       792,465
                                                                     -----------
BROADCAST RADIO & TELEVISION - 4.3%
Deluxe Entertainment Services:
   Term Loan B, 8.729% - 2011                              500,000       506,666
   Term Loan C, 8.729% - 2011                              500,000       502,500
DirecTV Holdings, LLC, Term Loan B, 6.276% - 2013          666,667       673,750
NextMedia Operating, Term Loan - 2nd Lien, 9.25% -
   2013                                                  1,000,000     1,017,500
PanAmSat Corporation, Term Loan B, 6.90% - 2011            987,500       999,844
Raycom Media, Inc., Term Loan B, 6.50% - 2013              997,404     1,001,144
                                                                     -----------
                                                                       4,701,404
                                                                     -----------
BROKERAGES - 0.5%
LPL Holdings, Inc., Term Loan B, 8.185% - 2013             500,000       505,416
                                                                     -----------
BUILDING & DEVELOPMENT - 11.1%
AMS Holdings, Term Loan, 7.717% - 2012                     843,654       849,981
Adams Outdoor Advertising,
   LP, Term Loan, 6.62% - 2012                             963,148       975,990
Builders First Source, Term Loan, 7.03% - 2011             177,778       177,778
Capital Automotive REIT, Term Loan, 6.34% - 2010         1,000,000     1,009,821
Custom Building Products,
   Term Loan - 1st Lien, 7.208% - 2011                     947,591       955,488
General Growth Properties, Term Loan A-1, 6.06% -
   2010                                                  1,000,000       998,750
Headwaters, Inc., Term Loan B - 1st Lien, 6.86% -
   2011                                                    648,936       653,532
Lion Gables Realty, Term Loan, 6.42% - 2006                516,737       518,490
Macerich Partnership, Term Loan, 6.188% - 2010           1,000,000     1,006,250
Maguire Properties, Inc., Term Loan B, 6.441% -
   2010                                                    811,111       815,572
Pivotal Promontory, Term Loan - 1st Lien, 7.579% -
   2010                                                    995,000       992,098
South Edge, LLC, Term Loan C, 6.875% - 2009              1,000,000     1,005,833
SunCal Companies, Term Loan - 1st Lien, 7.829% -
   2010                                                    992,500       987,538
Technical Olympic USA, Term Loan, 7.75% - 2008           1,000,000     1,010,000
                                                                     -----------
                                                                      11,957,121
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
BUSINESS EQUIPMENT & Services - 6.4%
Acosta Sales Company,
   Term Loan - 1st Lien, 6.907% - 2012                   $1,000,000   $1,013,125
Advantage Sales & Marketing, Term Loan B - 2013(6)        1,000,000    1,010,000
Affinion Group, Term Loan B, 7.496% - 2012                  953,488      956,171
Aspect Software, Inc., Term Loan A, 7.438% - 2010         1,000,000    1,010,000
Clarke American, Term Loan B, 7.92% - 2011                  991,477    1,004,490
Fidelity National Information Services,
   Term Loan A, 6.22% - 2011                                990,375      992,619
Western Inventory Service, Ltd.:
   Term Loan (CDN), 7.801% - 2011                           444,133      446,909
   Term Loan (US), 7.651% - 2011                            506,311      509,476
                                                                      ----------
                                                                       6,942,790
                                                                      ----------
CABLE TELEVISION - 4.6%
Cablevision, Term Loan B - 2012(6)                        1,000,000    1,007,625
Century Cable, Term Loan, 9.75% - 2009                    1,000,000      975,417
Charter Operating, Term Loan A, 7.67% - 2010                998,758    1,003,385
UPC Financing Partnership/Distribution,
   Term Loan F2, 8.03% - 2011                             1,000,000    1,003,750
Young Broadcasting, Inc., Term Loan, 6.954% - 2012          992,500      993,120
                                                                      ----------
                                                                       4,983,297
                                                                      ----------
CHEMICALS & PLASTICS - 2.6%
Brenntag:
   Term Loan - Acq, 7.44% - 2014                            196,364      197,836
   Term Loan B2, 7.44% - 2014                               803,636      815,088
Celanese, Term Loan B, 6.979% - 2012                        801,040      812,455
INEOUS Group, Ltd.:
   Term Loan B, 7.339% - 2013                               500,000      507,187
   Term Loan C, 7.839% - 2015                               500,000      507,187
                                                                      ----------
                                                                       2,839,753
                                                                      ----------
CONGLOMERATES - 0.7%
Walter Industries, Inc., Term Loan, 6.439% - 2012           766,876      774,785
                                                                      ----------
CONTAINERS & GLASS PRODUCTS - 1.5%
Graham Packaging Company,
   Term Loan B - 1st Lien, 6.97% - 2011                     987,500      999,844
Owens-Illinois Group, Inc., Term Loan C1, 6.60% -
   2008                                                     589,114      589,851
                                                                      ----------
                                                                       1,589,695
                                                                      ----------
ECOLOGICAL SERVICES & EQUIPMENT - 1.8%
Duratek, Inc., Term Loan, 8.053% - 2009                     559,618      559,618
Envirocare, Term Loan - 1st Lien, 7.38% - 2010              840,909      848,267
Environmental Systems Products Holdings,
   Term Loan - 1st Lien, 8.265% - 2008                      565,102      566,515
                                                                      ----------
                                                                       1,974,400
                                                                      ----------
ELECTRONIC/ELECTRIC - 0.7%
Penn Engineering & Manufacturing Corporation,
   Term Loan - 1st Lien, 7.479% - 2011                      733,257      740,590
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
EQUIPMENT LEASING - 0.9%
United Rentals:
   Term Loan, 7.07% - 2011                               $  490,000   $  495,206
   Term Loan B, 5.606% - 2011                               500,000      505,313
                                                                      ----------
                                                                       1,000,519
                                                                      ----------
FINANCIAL INTERMEDIARIES - 1.8%
Ameritrade Holding Corporation,
   Term Loan B, 6.32% - 2012                              1,000,000    1,005,438
LNR Property Corporation, Term Loan B, 7.642% -
   2008                                                     905,437      912,652
                                                                      ----------
                                                                       1,918,090
                                                                      ----------
FOOD PRODUCTS - 2.8%
Bolthouse Farms, Term Loan - 1st Lien, 7.125% -
   2012                                                   1,000,000    1,015,000
Culligan Corporation, Term Loan, 7.253% - 2011              990,000    1,003,613
Golden State Foods Corporation,
   Term Loan B, 6.418% - 2011                               982,500      992,325
                                                                      ----------
                                                                       3,010,938
                                                                      ----------
FOREST PRODUCTS - 0.2%
Boise Cascade, Term Loan D, 6.735% - 2011                   238,043      240,991
                                                                      ----------
HEALTH CARE - 4.8%
AngioTech Pharma, Term Loan B, 6.30% - 2013               1,000,000    1,005,000
Fresenius Medical Care, Term Loan B - 2013(6)             1,000,000    1,003,333
HealthSouth, Term Loan B, 8.15% - 2013                    1,000,000    1,007,292
Matria Healthcare, Inc., Term Loan C, 7.02% - 2007          320,513      320,913
Quintiles Transnational, Term Loan B, 6.65% - 2013          500,000      502,813
U.S. Oncology Holding, Term Loan B, 6.945% - 2011           452,837      457,931
VWR International, Term Loan B, 7.12% - 2011                839,908      850,670
                                                                      ----------
                                                                       5,147,952
                                                                      ----------
HOTELS, MOTELS, INNS & CASINOS - 5.6%
Boyd Gaming Corporation, Term Loan B, 6.091% -
   2011                                                     982,500      992,529
MGM Mirage, Term Loan, 6.284% - 2009                      1,000,000    1,002,875
Penn National Gaming, Term Loan B, 6.436% - 2012            995,000    1,007,437
Pinnacle Entertainment, Term Loan, 6.78% - 2011           1,000,000    1,007,188
Venetian Casino Resort:
   Term Loan B, 6.73% - 2011                                829,060      837,350
   Term Loan DD, 6.73% - 2011                               170,940      172,650
Wynn Las Vegas, Term Loan, 6.975% - 2011                  1,000,000    1,009,583
                                                                      ----------
                                                                       6,029,612
                                                                      ----------
INDUSTRIAL EQUIPMENT - 2.0%
Invensys plc, Term Loan B1, 7.791% - 2009                   286,303      288,808
Mueller Group, Inc., Term Loan, 7.047% - 2012               995,000    1,007,438
Rexnord Corporation, Term Loan, 6.907% - 2011               892,675      901,229
                                                                      ----------
                                                                       2,197,475
                                                                      ----------
INSURANCE - 0.5%
Conseco, Inc., Term Loan B, 6.57% - 2010                    543,009      547,308
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
LEISURE - 3.7%
CCM Merger, Inc., Term Loan B, 6.924% - 2012            $  994,989   $ 1,002,203
Metro-Goldwyn-Mayer Studios, Inc.,
   Term Loan B, 7.229% - 2012                            1,000,000     1,011,875
Regal Cinemas Corporation,
   Term Loan B, 6.527% - 2010                              950,229       958,543
WMG Acquisition Corporation, Term Loan, 6.669% -
   2011                                                    978,378       990,303
                                                                     -----------
                                                                       3,962,924
                                                                     -----------
NONFERROUS METALS & MINERALS - 1.9%
Alpha Natural Resources, Term Loan B, 6.32% - 2012       1,995,000     2,006,222
                                                                     -----------
OIL & GAS - 10.0%
ATP Oil & Gas, Term Loan, 10.12% - 2010                    990,000     1,015,987
CDX Gas Funding LLC, Term Loan - 2013(6)                 1,000,000     1,000,000
Cheniere LNG, Term Loan, 7.729% - 2012                     995,000     1,004,018
Coffeyville Resources,
   Term Loan - 2nd Lien, 11.75% - 2013                   1,000,000     1,029,375
Eagle Rock Gas Gathering & Processing,
   Term Loan, 7.03% - 2012                               1,000,000     1,008,750
El Paso, Pre LC, 6.269% - 2009                           1,003,445     1,014,455
Hawkeye Energy, Term Loan, 7.835% - 2012                 1,000,000       991,250
Regency Gas Service, Term Loan, 7.23% - 2010             1,000,000     1,011,250
SemCrude LP, Term Loan, 7.454% - 2011                      759,979       759,979
Targa Resources, Inc.:
   Syn LC, 6.777% - 2012                                   193,548       196,210
   Term Loan, 7.091% - 2012                                802,419       813,453
U.S. Shipping, Term Loan B - DD, 5.514% - 2010             980,944       989,527
                                                                     -----------
                                                                      10,834,254
                                                                     -----------
PUBLISHING - 4.5%
Georgia Pacific Corporation:
   Term Loan B, 6.885% - 2012                              997,500     1,004,124
   Term Loan C - 2nd Lien, 7.826% - 2014                 1,000,000     1,021,250
Newspaper Holdings, Inc., Term Loan B, 6.188% -
   2012                                                  1,000,000     1,003,750
Quebecor Media, Term Loan B, 6.602% - 2013               1,000,000     1,013,438
RH Donnelley, Inc., Term Loan D, 6.625% - 2011             863,050       869,357
                                                                     -----------
                                                                       4,911,919
                                                                     -----------
RETAILERS - 2.7%
Jean Coutu Group, Inc., Term Loan B, 6.938% - 2011         966,009       975,400
Jostens, Inc., Term Loan B, 7.318% - 2011                  938,506       950,628
Neiman Marcus, Term Loan, 7.34% - 2013                     948,861       961,823
                                                                     -----------
                                                                       2,887,851
                                                                     -----------
SURFACE TRANSPORTATION - 0.9%
Horizon Lines Holding LLC, Term Loan C, 7.17% -
   2011                                                    982,500       993,963
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS -
   1.9%
MetroPCS Wireless, Inc.,
   Term Loan B - 1st Lien, 9.25% - 2011                  1,000,000     1,026,667
Telcordia Technologies, Inc., Term Loan, 7.31% -
   2012                                                    992,500       982,886
                                                                     -----------
                                                                       2,009,553
                                                                     -----------

                         SCHEDULE OF INVESTMENTS
                        MARCH 31, 2006 (UNAUDITED)
             SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
UTILITIES - 10.5%
Astoria Generating Company Acquisitions,
   Term Loan - 2nd Lien, 8.32% - 2013                  $  500,000   $    509,687
Babcock & Wilcox, Syn LC, 7.729% - 2012                 1,000,000      1,010,000
Calpine Corporation:
   DIP R/C - 2007(4, 6)                                   420,213        414,960
   DIP Term Loan - 1st Lien, 7.23% - 2007                 164,533        167,104
   DIP Term Laan - 2nd Lien, 8.979% - 2007                414,894        425,785
Covanta Energy:
   Pre LC, 6.864% - 2012                                  520,325        528,130
   Term Loan, 7.945% - 2012                               372,866        378,459
KGEN, LLC, Term Loan B - 2nd Lien, 13.979% - 2011       1,062,254      1,094,122
LSP Kendall Energy, LLC, Term Loan, 6.979% - 2013         989,902        987,427
NRG Energy, Inc., Syn LC - 2013(5, 6)                   2,000,000      2,021,876
Plum Point Energy Associates, LLC:
   Syn LC, 7.167% - 2014                                  194,286        195,986
   Term Loan - 1st Lien, 8.044% - 2014                    805,714        812,764
Riverside Rocky Mountain Project,
   Term Loan, 8.908% - 2011                               946,482        955,947
Vulcan Energy Corporation, Term Loan, 6.50% - 2011        878,255        883,744
Wolf Hollow I, LP:
   Syn LC, 6.788% - 2012                                  500,000        504,688
   Term Loan - 1st Lien, 7.185% - 2012                    493,842        498,472
                                                                    ------------
                                                                      11,389,151
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTEREST
   (cost $105,107,122)                                               105,905,425
                                                                    ------------
CORPORATE BONDS - 0.7%
HEALTH CARE - 0.2%
Select Medical Corporation, 9.933% - 2015(1, 2)           250,000        225,000
                                                                    ------------
TELECOMMUNICATIONS-WIRELINES - 0.5%
Level 3 Financing, Inc. 11.424% - 2011(1, 2)              500,000        497,500
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $734,026)                                                       722,500
                                                                    ------------
TEMPORARY CASH INVESTMENTS - 3.6%
State Street General Account Money
   Money Market Fund                                    3,675,000   $  3,675,000
State Street General Account Money
   U.S. Government                                        250,000        250,000
                                                                    ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $3,925,000)                                                   3,925,000
                                                                    ------------
TOTAL INVESTMENTS - 102.2%
   (cost $109,766,148)                                               110,552,925
LIABILITIES, LESS CASH & OTHER ASSETS - (2.2%)                        (2,411,294)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $108,141,631
                                                                    ============

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $109,862,055. For federal income tax purposes, the net unrealized appreciation on investments amounted to $690,870, which consisted of $793,435 of aggregate gross unrealized appreciation, and $102,565 of aggregate gross unrealized depreciation.

plc (public limited company)

LP (Limited Partnership)

(1) Security is a 144A security. The total market value of 144A securities is $722,500 (cost $734,025), or 0.7% of total net assets.

(2) Variable rate security. Rate indicated is rate effective at December 31, 2005.

(3) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2005.

(4)  Purchased on a delayed delivery basis.

(5)  Portion purchased on a delayed delivery basis.

(6) Senior loan purchased on a when-issued basis in the primary market. Certain detials associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY INCOME FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 26, 2006